EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Jan. 30, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Defined Contribution Plan Expenses Table
Contributions to and reimbursements by the Company of expenses of the plan included in "Selling, general and administrative expenses" in the accompanying consolidated income statements were as follows:

Year ended January 30, 2016	$36.6 million
Year ended January 31, 2015	$41.1 million
Year ended February 1, 2014	$35.8 million

Defined Contribution Plan Vesting Schedule Table
Eligible employees vest in the Company’s profit sharing contributions based on the following schedule:

•	20% after two years of service
•	40% after three years of service
•	60% after four years of service
•	100% after five years of service